3. SALE OF FOREIGN SUBSIDIARY	12 Months Ended
Dec. 31, 2018
Sale Of Foreign Subsidiary
SALE OF FOREIGN SUBSIDIARY

During the second quarter of 2018, Companhia Siderúrgica Nacional ("CSN") announced to its shareholders and to the market, through a Material Fact, the sale by its wholly-owned subsidiary CSN Steel S.L.U., total interest in Heartland Steel Processing, LLC, new corporate name of Companhia Siderúrgica Nacional LLC ("LLC") to Steel Dynamics, Inc. ("SDI"), approved on the same date by the Board of Directors. The LLC is located in the United States with operations in stripping, cold rolling and galvanizing of flat steel.

Still in the second quarter of 2018, after fulfilling all the precedent conditions foreseen in the purchase and sale agreement entered into with SDI, the Company concludes the transaction with the transfer of the equity interest and receipt of the base value of the transaction, adjusted in US$ 400 million, as shown below:

		06/30/2018	Change in working capital		In 2018
	U$$	R$	U$$	R$	R$

Receipt from disposal of the investment	395,661	1,525,590			1,525,590
Deposit in Warranty	2,000	7,712			7,712
Contractual expenses and fees (d)	2,339	9,021			9,021
Basis price for alienation (a)	400,000	1,542,323			1,542,323
Working Capital Receivable (b) (*)	34,008	131,127	3,581	14,402	145,529
Shareholder's Equity da LLC (c)	133,445	514,537			514,537
Net gain of alienation = (a+b-c-d)	298,224	1,149,892	3,581	14,402	1,164,294

(*) The final value of the transaction was subject to post-closing adjustment of working capital, which was completed in September 2018. The working capital of LLC ascertained and received was US$37,589 equivalent to R$145,529. The sale of LLC generated a cumulative gain in the year of 1,164,294 (see note 24).

The net investment, results and cash flows from the sale of the investment are summarized below:

3.a) Balance sheet

LLC
06/30/2018
ASSETS
Current Assets	418,014
Cash and cash equivalents	760
Trade Receivable	114,266
Inventory	299,373
Other current assets	3,615

Non-current assets	191,431
Other non-current assets	205
Property, plant and equipment	191,226
TOTAL ASSETS	609,445

LIABILITIES
Current Liabilities	89,810
Borrowings and Financing	5,446
Social and Labor obligations	5,526
Trade payables	76,400
Tax payables	1,398
Other payables	1,040

Non-current liabilities	5,098
Borrowings and Financing	5,098

Shareholders' equity (disposal)	514,537

TOTAL LIABILITIES	609,445

3.b) Statement of Income

	06/30/2018	06/30/2017
Net Revenues	997,061	472,409
Cost from sale of goods and rendering of services	(888,850)	(388,322)
Gross profit	108,211	84,087
Selling expenses	(24,650)	(10,521)
General and administrative expenses	(15,649)	(9,531)
Other operating expenses, net	(844)	(358)
Profit before financial income (expenses)	67,068	63,677
Financial income (expenses), net	(2,641)	(428)
Profit (loss) before taxes	64,427	63,249
Income tax and Social Contribution	(1,730)	-
Profit (loss) for the period	62,697	63,249

3.c) Statement of Cash Flows

	06/30/2018	06/30/2017
Net cash provided by (used) by operating activities	149,691	(69,216)
Net cash provided by (used) by investing activities	(6,269)	(2,492)
Net cash provided by (used) by financing activities	(176,592)	(1,860)
Increase (decrease) in cash and cash equivalents for the period	(33,170)	(73,568)
Cash and equivalents at the beginning of the year	33,930	112,428
Cash and equivalents at the end of the year	760	38,860

Net revenue receipts from sale of subsidiary LLC

In 2018
Net cash received from the sale of the asset	1,525,590
Cash and cash equivalents transferred on the sale of the assets	(760)
Working capital received	145,529
Net cash provided by the sale of assets	1,670,359